Average Annual Return (Details) - Volumetric Fund - C000032757	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Average Annual Return, Percent	12.85%	7.14%	6.62%
S&P 500 Index
Average Annual Return, Percent	25.02%	14.53%	13.10%
FTSE 3 Month T-Bill Index
Average Annual Return, Percent	5.45%	2.54%	1.79%